Deposit Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Schedule of Deposit Liabilities [Table Text Block]
Deposit liabilities consisted of the following.

December 31, ($ in millions)	2012	2011
Domestic deposits
Noninterest-bearing deposits	$1,977	$2,029
Interest-bearing deposits
Savings and money market checking accounts	13,871	9,035
Certificates of deposit	31,084	28,540
Dealer deposits	983	1,769
Total domestic deposit liabilities	47,915	41,373
Foreign deposits
Interest-bearing deposits
Savings and money market checking accounts	—	1,408
Certificates of deposit	—	1,958
Dealer deposits	—	311
Total foreign deposit liabilities	—	3,677
Total deposit liabilities	$47,915	$45,050

Schedule Of Maturities For Total Time Deposits Text Block [Table Text Block]
The following table presents the scheduled maturity of total certificates of deposit.

Year ended December 31, ($ in millions)
2013	$15,688
2014	6,133
2015	4,336
2016	3,545
2017	1,382
Total certificates of deposit	$31,084